Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable
	2022	2021
Accounts receivable	$21,855,584	$24,364,198
Less: allowance for doubtful accounts	(2,197,396)	(3,066,937)
Accounts receivable, net	$19,658,188	$21,297,261

Schedule of changes of allowance for doubtful accounts
	2022	2021
Beginning balance	$3,066,937	$2,910,554
Reduction of bad debt allowance	(580,631)	-
Exchange difference	(288,910)	156,383
Ending balance	$2,197,396	$3,066,937